LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Long-term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2024	2023
SCF 6.000% Senior Notes, due 2025 (net of unamortized deferred financing costs of $253 and $1,320, respectively)	$221,369	$395,680
SCC 7.000% Senior Notes, due 2027 (net of unamortized deferred financing costs of $2,862 and $4,039, respectively)	347,138	345,961
SCF 6.500% Senior Notes, due 2028 (net of unamortized deferred financing costs of $2,299 and $2,970, respectively)	497,701	497,030
SCF 5.000% Senior Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $2,990 and $3,626, respectively)	1,097,010	1,096,374
SCC 2016 Credit Facilities, due 2029
SCC 2016 Term Loan	129	128
SCC 2016 Revolving Facility (1)	—	—
SCC 2024 Revolving Facility, due 2029 (2)	—	—

	2,163,347	2,335,173
Less: Current portion of long-term debt, net	(21,597)	—

Long-term debt, net	$2,141,750	$2,335,173

(1)
As of December 31, 2024 and 2023, the unamortized deferred financing costs related to the SCC 2016 Revolving Facility of $308 and $278
, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

(2)
As of December 31, 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving Facility of
 $8,484 is included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2024 are as follows:

Year ending December 31,
2025	$221,622
2026	—
2027	350,000
2028	500,000
2029	1,100,129
Over 2029	—

$2,171,751